CONSOLIDATED STATEMENTS OF CASH FLOWS ₽ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021 RUB (₽)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 RUB (₽)	Dec. 31, 2019 RUB (₽)
CASH FLOWS PROVIDED BY OPERATING ACTIVITIES:
Net income/(loss)	₽ (14,653)	$ (197.2)	₽ 23,350	₽ 11,065
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation of property and equipment	18,162	244.4	13,862	12,164
Amortization of intangible assets	5,949	80.1	3,825	2,613
Amortization of content assets	6,386	86.0	3,013	1,167
Operating lease right-of-use assets amortization and the lease liability accretion	11,223	151.1	9,643	9,195
Amortization of debt discount and issuance costs	2,070	27.9	1,667
Share-based compensation expense	20,829	280.4	15,728	9,855
Deferred income tax expense/(benefit)	(5,163)	(69.5)	666	1,845
Foreign exchange losses/(gains)	(235)	(3.2)	(2,752)	1,288
Effect of consolidation of Yandex Market			(19,230)
Goodwill impairment	0		0	762
Loss/(income) from equity method investments	(6,367)	(85.7)	2,175	3,886
Other	(458)	(6.2)	1,166	355
Changes in operating assets and liabilities excluding the effect of acquisitions:
Accounts receivable, net	(18,011)	(242.4)	(6,333)	(3,469)
Prepaid expenses and other assets	(22,405)	(301.7)	(5,607)	(5,242)
Inventory	(4,756)	(64.0)	(1,501)	(543)
Accounts payable, accrued and other liabilities and non-income taxes payable	22,835	307.4	(2,939)	1,131
Deferred revenue	3,806	51.2	2,617	786
Bank deposits and loans to customers	304	4.1
Bank deposits and liabilities	(194)	(2.6)
Content assets	(11,740)	(158.0)	(7,300)	(4,451)
Content liabilities	1,711	23.0	554	1,972
Net cash provided by operating activities	9,293	125.1	32,604	44,379
CASH FLOWS (USED IN)/PROVIDED BY INVESTING ACTIVITIES:
Purchases of property and equipment and intangible assets	(44,621)	(600.6)	(24,551)	(20,543)
Proceeds from sale of property and equipment	147	2.0	106	44
Acquisitions of businesses, net of cash acquired	(8,236)	(110.9)	(33,798)	(347)
Investments in non-marketable equity securities	(3,143)	(42.3)	(15)	(72)
Proceeds from sale of equity securities				4,612
Investments in marketable equity securities	(10,604)	(142.7)
Proceeds from investments in non-marketable equity securities	944	12.7
Proceeds from sale of marketable equity securities	6,163	83.0
Investments in debt securities	(100)	(1.3)
Investments in term deposits	(264,151)	(3,555.5)	(364,894)	(90,975)
Maturities of term deposits	345,474	4,650.1	303,286	57,967
Loans granted, net of proceeds from repayments	(1,546)	(20.9)	(81)	178
Proceeds from repayments of loans	1,667	22.4
Net cash (used in)/provided by investing activities	21,994	296.0	(119,947)	(49,136)
CASH FLOWS (USED IN)/PROVIDED BY FINANCING ACTIVITIES:
Proceeds from exercise of share options	1,153	15.5	1,176	156
Repurchases of share options	(67)	(0.9)	(828)	(88)
Purchase of redeemable noncontrolling interests	(1,194)	(16.1)	(3,213)	(747)
Purchase of non-redeemable noncontrolling interests	(73,077)	(983.6)	(1,709)
Proceeds from sale of noncontrolling interests				20
Ordinary shares issuance costs			(96)
Proceeds from overdraft borrowings	2,941	39.6	397
Repayments of overdraft borrowings	(397)	(5.4)
Payment of contingent consideration and holdback amount	(6,073)	(81.7)
Repurchases of ordinary shares	(6,966)	(93.8)	(10,165)	(1,422)
Proceeds from issuance of convertible debt			82,046
Proceeds from issuance of ordinary shares			72,650
Payment for contingent consideration			(63)	(91)
Payment for finance leases	(737)	(9.9)	(374)	(240)
Other financing activities	(428)	(5.7)	(145)	18
Net cash (used in)/provided by financing activities	(84,845)	(1,142.0)	139,676	(2,394)
Effect of exchange rate changes on cash and cash equivalents, and restricted cash and cash equivalents	511	6.8	23,660	(5,282)
Net change in cash and cash equivalents, and restricted cash and cash equivalents	(53,047)	(714.1)	75,993	(12,433)
Cash and cash equivalents, and restricted cash and cash equivalents, beginning of period	132,446	1,782.8	56,453	68,886
Cash and cash equivalents, and restricted cash and cash equivalents, end of period	79,399	1,068.7	132,446	56,453
RECONCILIATION OF CASH AND CASH EQUIVALENTS, AND RESTRICTED CASH AND CASH EQUIVALENTS:
Cash and cash equivalents, beginning of period	132,398	1,782.1	56,415	68,798
Restricted cash and cash equivalents, beginning of period	48	0.7	38	88
Cash and cash equivalents, end of period	79,275	1,067.1	132,398	56,415
Restricted cash and cash equivalents, end of period	124	1.6	48	38
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Cash paid for income taxes	12,573	169.2	12,399	11,183
Cash paid for acquisitions	8,921	120.1	40,030	351
Convertible notes coupon paid	688	9.3	346
Interest paid for finance leases	575	7.7	113
Operating cash flows from operating leases	12,063	162.4	10,790	9,199
Right-of-use assets obtained in exchange for operating lease obligations	24,322	327.4	6,190	12,233
Acquired property and equipment and intangible assets not yet paid for	2,903	39.1	1,475	1,240
Right-of-use assets obtained in exchange for finance lease obligations	13,776	185.4	3,612	1,568
Non-cash operating activities:
Right-of-use assets obtained in exchange for operating lease obligations	24,322	327.4	6,190	12,233
Non-cash investing activities:
Acquired property and equipment and intangible assets not yet paid for	2,903	39.1	1,475	1,240
Non-cash financing activities:
Right-of-use assets obtained in exchange for finance lease obligations	₽ 13,776	$ 185.4	₽ 3,612	₽ 1,568